WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

EXCHANGE-TRADED FUNDS - 21.6%	Shares	Value
iShares 0-5 Year High Yield Corporate Bond ETF	87,896	$ 3,948,288
SPDR® Bloomberg High Yield Bond ETF	93,153	9,951,535
SPDR® Bloomberg Short Term High Yield Bond ETF	146,532	3,947,572
TOTAL EXCHANGE-TRADED FUNDS (Cost $18,002,755)		$ 17,847,395

OPEN-END FUNDS - 40.6%	Shares	Value
American High-Income Trust - Class F-2	447,671	$ 4,655,774
BlackRock High Yield Bond Fund - Institutional Class	600,368	4,646,849
Columbia High Yield Bond Fund - Institutional2 Class	391,890	4,643,897
Franklin High Income Fund - Advisor Class	2,497,191	4,644,776
MainStay MacKay High Yield Corporate Bond Fund - Class I	837,332	4,647,192
MainStay MacKay Short Duration High Yield Fund - Class I	478,356	4,654,403
PIMCO High Yield Spectrum Fund - Institutional Class	286,051	2,831,906
Transamerica High Yield Bond - Class I	309,785	2,822,139
TOTAL OPEN-END FUNDS (Cost $30,870,282)		$ 33,546,936

MONEY MARKET FUNDS - 37.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	10,615,137	$ 10,615,137
First American Treasury Obligations Fund - Class Z, 0.01% (a)	10,219,847	10,219,847
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.01% (a)	10,244,493	10,244,493
TOTAL MONEY MARKET FUNDS (Cost $31,079,477)		$ 31,079,477

TOTAL INVESTMENTS AT VALUE - 99.9% (Cost $79,952,514)		$ 82,473,808

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		50,077

NET ASSETS - 100.0%		$ 82,523,885

(a)	The rate shown is the 7-day effective yield as of November 30, 2021.